UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:

/s/ Brian Guzman                   New York, New York            8/15/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $1,593,979
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC

----       ----------------------               ------------------------------


                                                  FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8

                              TITLE                        VALUE      SHRS OR   SH/  PUT/   INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT   PRN  CALL   DSCRETN  MANAGERS  SOLE  SHARED     NONE
--------------                ---------         ------     ---------  --------  ---- ----   -------- --------- ----- -------    ----
ADOBE SYS INC                 COM               00724F101   11,794      375,000      Call   SHARED   1         0       375,000  0
APPLE INC                     COM               037833100  119,834      357,000      Call   SHARED   1         0       357,000  0
CHEMSPEC INTL LTD             ADR               163868102    6,499      902,578             SHARED   1         0       902,578  0
CHINA CORD BLOOD CORP         SHS               G21107100    7,663    2,357,857             SHARED   1         0     2,357,857  0
CHINA LODGING GROUP LTD       SPONSORED ADR     16949N109    1,442       81,018             SHARED   1         0        81,018  0
CHINA ZENIX AUTO INTL LTD     ADS               16951E104      409       78,600             SHARED   1         0        78,600  0
CITRIX SYS INC                COM               177376100   40,000      500,000      Call   SHARED   1         0       500,000  0
CININSURE INC                 SPONSORED ADR     18976M103    4,419      300,000             SHARED   1         0       300,000  0
COCA COLA CO                  COM               191216100   26,916      400,000      Put    SHARED   1         0       400,000  0
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100   19,386      450,000             SHARED   1         0       450,000  0
CYTEC INDS INC                COM               232820100    8,212      143,600             SHARED   1         0       143,600  0
EBAY INC                      COM               278642103   56,311    1,745,000      Call   SHARED   1         0     1,745,000  0
ETFS PALLADIUM TR             SH BEN INT        26923A106    1,080       14,300             SHARED   1         0        14,300  0
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109   72,098    2,318,251             SHARED   1         0     2,318,251  0
GRIFOLS S A                   SPONSORED ADR     398438309    6,568      874,624             SHARED   1         0       874,624  0
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR     456788108   10,437      160,000      Call   SHARED   1         0       160,000  0
ISHARES TR                    RUSSELL 2000      464287655  161,460    1,950,000      Put    SHARED   1         0     1,950,000  0
ISHARES SILVER TRUST          ISHARES           46428Q109    6,768      200,000      Call   SHARED   1         0       200,000  0
KB FINANCIAL GROUP INC        SPONSORED ADR     48241A105    2,438       51,000             SHARED   1         0        51,000  0
KIMBERLY CLARK CORP           COM               494368103   26,624      400,000      Put    SHARED   1         0       400,000  0
MOLYCORP INC DEL              COM               608753109   88,293    1,446,000             SHARED   1         0     1,446,000  0
MOLYCORP INC DEL              COM               608753109  103,802    1,700,000      Call   SHARED   1         0     1,700,000  0
ISHARES TR                    MSCI EMERG MKT    464287234   21,420      450,000      Put    SHARED   1         0       450,000  0
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104   88,998    1,560,000      Put    SHARED   1         0     1,560,000  0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   20,316      600,000      Call   SHARED   1         0       600,000  0
POPULAR INC                   COM               733174106    6,900    2,500,000      Call   SHARED   1         0     2,500,000  0
RTI INTL METALS INC           COM               74973W107   43,315    1,128,877             SHARED   1         0     1,128,877  0
SINA CORP                     ORD               G81477104   11,409      109,600             SHARED   1         0       109,600  0
SINA CORP                     NOTE 7/1          82922RAB9   11,409      109,600             SHARED   1         0       109,600  0
SPDR S&P 500 ETF TR           TR UNIT           78462F103  162,983    1,235,000      Put    SHARED   1         0     1,235,000  0
SPDR GOLD TRUST               GOLD SHS          78463V107  305,873    1,545,550      Call   SHARED   1         0     1,545,550  0
SYMANTEC CORP                 COM               871503108   66,654    3,380,000      Call   SHARED   1         0     3,380,000  0
TERADATA CORP DEL             COM               88076W103   48,160      800,000      Call   SHARED   1         0       800,000  0
VANCEINFO TECHNOLOGIES INC    ADR               921564100   17,333      750,000             SHARED   1         0       750,000  0
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100    6,758      150,000             SHARED   1         0       150,000  0